Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2014
Non-controlling interests.
Summary of non controlling interests
	As of December 31,
	2013	2014
	(In thousand)
Weibo	$468,117	$257,244
Others	16,291	18,254
Total	$484,408	$275,498